Document and Entity Information	Apr. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Aug. 28, 2017
MFS® Lifetime® 2035 Fund | A
Prospectus:
Trading Symbol	LFEAX
MFS® Lifetime® 2035 Fund | B
Prospectus:
Trading Symbol	LFEBX
MFS® Lifetime® 2035 Fund | C
Prospectus:
Trading Symbol	LFECX
MFS® Lifetime® 2035 Fund | I
Prospectus:
Trading Symbol	LFEDX
MFS® Lifetime® 2035 Fund | R1
Prospectus:
Trading Symbol	LFERX
MFS® Lifetime® 2035 Fund | R2
Prospectus:
Trading Symbol	LFESX
MFS® Lifetime® 2035 Fund | R3
Prospectus:
Trading Symbol	LFETX
MFS® Lifetime® 2035 Fund | R4
Prospectus:
Trading Symbol	LFEUX
MFS® Lifetime® 2035 Fund | R6
Prospectus:
Trading Symbol	LFEKX